Earnings per share - Computation (Details) - EUR (€) € / shares in Units, € in Millions, shares in Millions	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Basic earnings per share
Profit for the period attributable to equity owners of the parent (€m)	€ 34.5	€ 41.2
Weighted average Ordinary Shares and shares issuable solely after the passage of time in millions	163.2	174.5
Basic earnings per share	€ 0.21	€ 0.24
Diluted earnings per share
Profit for the period attributable to equity owners of the parent (€m)	€ 34.5	€ 41.2
Weighted average Ordinary Shares, shares issuable solely after the passage of time and potential ordinary shares in millions	163.3	174.5
Diluted earnings per share	€ 0.21	€ 0.24